Schedule of prepaid expenses and other assets (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Prepaid insurance	$ 385,000	$ 167,500
Prepaid expenses	519,220	624,679
Trading receivables	6,471,131	8,214,295
Other assets	65,503	590,447
Prepaid expenses and other assets	$ 7,440,854	$ 9,596,921